Recapitalization on November 4, 2016	3 Months Ended	5 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure [Text Block]
8. Recapitalization on November 4, 2016

As described in Note 2, the Company has accounted for the Recapitalization, which closed on November 4, 2016, as a reverse recapitalization. Because Integrated was a non-operating public shell corporation the transaction is considered to be a capital transaction in substance rather than a business combination. The transaction is equivalent to the issuance of stock by the Subsidiary for the net monetary assets of the Parent accompanied by a recapitalization.

Prior to the Recapitalization, Integrated had 9,530,379 issued and outstanding shares of common stock. In the Recapitalization, holders of Subsidiary’s common stock received 4.13607 shares of Parent common stock for each Subsidiary share, totaling 12,517,152 shares. After the Recapitalization a total of 22,047,531 shares of Parent common stock are outstanding as of December 31, 2016. As of March 31, 2017, a total of 22,056,461 shares of Parent common stock are issued and outstanding.

Integrated and Subsidiary agreed to the terms of Recapitalization to reflect the arms-length negotiated fair value of the Subsidiary as $2.5 million relative to the fair value of Integrated’s cash and available for sale investment securities. This resulted in the former shareholders of Subsidiary obtaining 56.7% voting control of the Company’s issued and outstanding common stock. The intent of the Recapitalization was to provide funding for Subsidiary’s operations initially under a loan that was canceled upon closing of the Recapitalization.

The following table summarizes the calculation of the relative voting control:

	Shares	Per Share	Fair Value	Voting %
Integrated shareholders pre-Recapitalization	9,530,379	$0.20	1,903,464	43.3%
Integrated options pre-Recapitalization	175,000		-	0.0%
Warrant issued to MDB Capital Group	1,169,607		-	0.0%
TheMaven Network, Inc. shareholders	12,517,152	$0.20	2,500,000	56.7%
Total fully diluted shares	23,392,138		4,403,464	100.0%

Shares issued and outstanding	22,047,531

In accordance with the Investment Banking Advisory Agreement more fully described in Note 11, Integrated issued warrants to MDB Capital Group, LLC to purchase 1,169,607 shares of Parent common stock. The warrants have an exercise price of $0.20 per share and expire on November 4, 2021. Integrated incurred transaction costs of $921,698 consisting of $744,105 for the fair value of warrants issued to MDB and $177,593 in cash for legal and related transaction costs. The costs incurred by Integrated were recorded in financial statements of the Parent prior to Recapitalization and reduced the net monetary assets acquired. The aggregate intrinsic value of the warrants at March 31, 2017 is $1,216,000.

The Recapitalization resulted in the acquisition of gross assets of $1,447,000 consisting primarily of cash and available for sale investment securities and the assumption of $470,000 of liabilities. Included in the total liabilities assumed was 168 shares of Class G Preferred Stock, which is reported as a liability at aggregated liquidation value of $168,496 because it is a redeemable instrument at the option of the holder (see Note 7).

Prior to the closing of the Recapitalization, the Subsidiary had received $735,099 in multiple borrowings from Integrated on a note payable beginning on August 11, 2016 and ending on November 4, 2016. The note payable was cancelled as part of the Recapitalization and the proceeds from the borrowing from Integrated is considered as cash received due to the Recapitalization in addition to the net assets acquired. Legal and transaction costs incurred by Subsidiary of $50,000 related to the capital transaction were expensed and charged to General and Administrative expense in 2016.

8. Recapitalization

As described in Note 2, the Company has accounted for the Recapitalization, which closed on November 4, 2016, as a reverse recapitalization. Because Integrated was a non-operating public shell corporation the transaction is considered to be a capital transaction in substance rather than a business combination. The transaction is equivalent to the issuance of stock by the Subsidiary for the net monetary assets of the Parent accompanied by a recapitalization.

Prior to the Recapitalization, Integrated had 9,530,379 issued and outstanding shares of common stock. In the Recapitalization, holders of Subsidiary’s common stock received 4.13607 shares of Parent common stock for each Subsidiary share, totaling 12,517,152 shares. After the Recapitalization a total of 22,047,531 shares of Parent common stock are outstanding as of December 31, 2016.

Integrated and Subsidiary agreed to the terms of Recapitalization to reflect the arms-length negotiated fair value of the Subsidiary as $2.5 million relative to the fair value of Integrated’s cash and available for sale investment securities. This resulted in the former shareholders of Subsidiary obtaining 56.7% voting control of the Company’s issued and outstanding common stock. The intent of the Recapitalization was to provide funding for Subsidiary’s operations initially under a loan that was canceled upon closing of the Recapitalization.

The following table summarizes the calculation of the relative voting control:

	Shares	Per Share	Fair Value	Voting %
Integrated shareholders pre-Recapitalization	9,530,379	$0.20	1,903,464	43.3%
Integrated options pre-Recapitalization	175,000		-	0.0%
Warrant issued to MDB Capital Group	1,169,607		-	0.0%
TheMaven Network, Inc. shareholders	12,517,152	$0.20	2,500,000	56.7%
Total fully diluted shares	23,392,138		4,403,464	100.0%

Shares issued and outstanding	22,047,531

In accordance with the Investment Banking Advisory Agreement more fully described in Note 11, Integrated issued warrants to MDB Capital Group, LLC to purchase 1,169,607 shares of Parent common stock. The warrants have an exercise price of $0.20 per share and expire on November 4, 2021. Integrated incurred transaction costs of $921,698 consisting of $744,105 for the fair value of warrants issued to MDB and $177,593 in cash for legal and related transaction costs. The costs incurred by Integrated were recorded in financial statements of the Parent prior to Recapitalization and reduced the net monetary assets acquired. The aggregate intrinsic value of the warrants at December 31, 2016 is $994,000.

The transaction resulted in the acquisition of gross assets of $1,447,000 consisting primarily of cash and available for sale investment securities and the assumption of $470,000 of liabilities. Included in the total liabilities assumed was 168 shares of Class G Preferred Stock, which is reported as a liability at aggregated liquidation value of $168,496 because it is a redeemable instrument at the option of the holder (see Note 7).

Prior to the closing of the Recapitalization, the Subsidiary had received $735,099 in multiple borrowings from Integrated on a note payable beginning on August 11, 2016 and ending on November 4, 2016. The note payable was cancelled as part of the Recapitalization and the proceeds from the borrowing from Integrated is considered as cash received due to the Recapitalization in addition to the net assets acquired. Legal and transaction costs incurred by Subsidiary of $50,000 related to the capital transaction were expensed and charged to General and Administrative expense.